Multimanager Multi-Sector Bond Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Multi-Sector Bond Portfolio	Class A Shares	Class B Shares
Management Fee	0.52%	0.52%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Annual Portfolio Operating Expenses	0.95%	0.95%

Expense Example - Multimanager Multi-Sector Bond Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	97	303	525	1,166
Class B Shares	97	303	525	1,166